Equity accounted investees (Details 1) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Carrying amount	₩ 587,278
Solaire Scale Up Movie Investment Fund No 1 [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.04%	[1]
Carrying amount	₩ 22,657	[2]
Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.25%	[1]
Carrying amount	₩ 140,085	[2]
Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.00%	[1]
Carrying amount	₩ 285,948	[2]
Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	1.04%	[1]
Carrying amount	₩ 138,588	[2]

[1]	Although the Company holds less than 20% of equity interests in investment fund, investments in such investees were classified as investments in associates as the Company can exercise significant influence over financial and operating policy decisions as a general partner.
[2]	Although the Company holds less than 20% of equity interests in investment fund, investments in such investees were classified as investments in associates as the Company can exercise significant influence over financial and operating policy decisions as a general partner.